Subsequent Events (Details) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended						0 Months Ended								0 Months Ended
	Oct. 24, 2012	Dec. 31, 2013		Dec. 31, 2012		Apr. 25, 2014 Subsequent Event	Mar. 17, 2014 Subsequent Event	Jan. 29, 2014 Subsequent Event	Apr. 30, 2014 Subsequent Event	Dec. 13, 2013 Seadrill Capricorn Holdings LLC	Mar. 21, 2014 Seadrill Capricorn Holdings LLC Subsequent Event	Mar. 21, 2014 West Auriga [Member] Subsequent Event	Mar. 21, 2014 West Auriga [Member] Seadrill Capricorn Holdings LLC Subsequent Event	Feb. 21, 2014 Credit Agreement $1.8 billion Line of Credit Subsequent Event	Feb. 21, 2014 Credit facility $1,121 Subsequent Event	Dec. 31, 2013 Credit facility $1,121 Line of Credit	Feb. 21, 2014 $1,500 facility Subsequent Event	Dec. 31, 2013 $1,500 facility Line of Credit	Mar. 21, 2014 Zero Coupon Limited Recourse Discount Note $100 [Member] Seadrill Capricorn Holdings LLC Discount Notes Subsequent Event	Mar. 17, 2014 Stock Issued to Underwriters Subsequent Event	Mar. 17, 2014 Stock Issued to Seadrill Limited Subsequent Event	Dec. 31, 2013 Revolving Credit Facility Credit facility $300 Seadrill	Oct. 31, 2012 Revolving Credit Facility Credit facility $300 Seadrill	Mar. 02, 2014 Revolving Credit Facility Credit facility $300 Seadrill Subsequent Event
Subsequent Event [Line Items]
Cash distributions declared and paid relating to the period per unit		$ 0.4450	[1]	$ 0.2906	[1]	$ 0.5075		$ 0.445
Debt face amount														$ 1,800,000,000		$ 1,121,000,000		$ 1,500,000,000	$ 100,000,000
Maximum borrowing capacity														100,000,000								300,000,000	300,000,000	100,000,000
Variable rate basis on debt issuance														LIBOR
Debt Instrument, Variable Rate Basis, Floor														1.00%
Derivative, Basis Spread on Variable Rate														3.00%
Revolving credit facility, amount															472,600,000		643,500,000
Common units issued	10,062,500						11,960,000													1,560,000	1,633,987
Sale of Common Units, Price Per Unit	$ 22.00						$ 30.60														$ 30.6
Members' interest, ownership percentage in reporting entity		62.40%					53.20%		53.20%
Balloon payment to be paid																			103,700,000
Ownership percentage in subsidiary		50.00%								51.00%	51.00%
Purchase price		2,695,000,000											1,240,000,000
Debt assumed		898,800,000											443,100,000
Net purchase price		$ 1,796,200,000										$ 355,400,000

[1]	Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.